Average Annual Total Returns - Service - BlackRock Core Bond Portfolio	Jan. 28, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Service Shares
Average Annual Return:
1 Year	8.03%
5 Years	4.33%
10 Years	3.83%
Service Shares | After Taxes on Distributions
Average Annual Return:
1 Year	5.98%
5 Years	3.09%
10 Years	2.64%
Service Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.03%
5 Years	2.81%
10 Years	2.45%